Deferred Tax Liabilities (Details Narrative) (10K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Mann- India Technologies Private Limited [Member]
Valuation allowance related to tax credit carry forward	$ 51,721	$ 56,368